Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Balance Sheet and Weighted Average Remaining Lease Terms and Discount Rates and Lease Expenses

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	118,320	-

The weighted average remaining lease terms and discount rates for the operating lease for the years of June 30, 2023, 2024 and 2025 were as follows:

	For the years ended June 30,
	2023	2024	2025
Weighted average remaining lease term (years)	1.50	-	-
Weighted average discount rate	4.20%	-	-

For the years ended June 30, 2023, 2024 and 2025, the lease expenses were as follow:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expenses	504,000	126,000	-
Short-term rental expenses	-	11,314	28,286